Stock-Based Compensation - Summary of Number of PSUs and RSUs (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Units outstanding - beginning (in shares)	0	111,920
Vested and issued (in shares)	0	(111,920)
Settled (in shares)	0	0
Units outstanding - ending (in shares)	0	0
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Units outstanding - beginning (in shares)	0	139,730
Vested and issued (in shares)	0	(104,970)
Settled (in shares)	0	(34,760)
Units outstanding - ending (in shares)	0	0